SCHEDULE OF BUSINESS ACQUISITION (Details) - USD ($)	Dec. 31, 2021	Jul. 06, 2021	Dec. 31, 2020
Reverse Merger
Common stock shares given		$ 29,598,672
Total consideration		29,598,672
Cash		4,122
Prepaid expenses		39,208
Notes payable		(20,800)
Accounts payable and accrued expenses		(55,008)
Deferred revenue		(126,037)
Shareholder advance		(36,211)
UK Sporting Edge license		300,000
Total identifiable net liabilities		105,274
Goodwill	$ 29,493,398	$ 29,493,398	$ (0)